Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of RSUs
Options outstanding, beginning balance	168,869
Granted	263,220
Vested	(36,244)
Cancelled and forfeited	(10,800)
Options outstanding, ending balance	385,045
Vested and expected to vest at June 30, 2019		385,045
Weighted average remaining contractual term (in years)
Options outstanding, beginning balance, Weighted average remaining contractual term (in years)	1 year 4 months 24 days
Options outstanding, ending balance, Weighted average remaining contractual term (in years)	1 year 9 months 22 days
Vested and expected to vest at June 30, 2019	1 year 9 months 22 days
Aggregate intrinsic value
Outstanding, beginning balance	$ 1,253
Outstanding, ending balance	$ 3,169
Vested and expected to vest at June 30, 2019		$ 3,169